UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21516
                                                     ---------

                          UBS Multi-Strat Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


                                                                                                                        DOLLAR
                                                                                                                       AMOUNT OF
                                                                   REALIZED AND                                        FAIR VALUE
                                                                    UNREALIZED                              FIRST      FOR FIRST
                                                          % OF      GAIN/(LOSS)    INITIAL                AVAILABLE    AVAILABLE
                                                         MEMBERS'      FROM      ACQUISITION  LIQUIDITY   REDEMPTION  REDEMPTION
    INVESTMENT FUND             COST        FAIR VALUE   CAPITAL    INVESTMENTS     DATE        (a)           (b)          (b)
 ------------------------    -----------   -----------   --------  ------------  -----------  ---------   ----------  --------------
CONVERTIBLE ARBITRAGE
Waterstone Market
  Neutral Fund, L.P.         $ 3,653,821   $ 6,590,266     5.41 %  $ 2,249,429    10/1/2004   Quarterly
                             -----------   -----------    -----    -----------
  CONVERTIBLE ARBITRAGE
    SUBTOTAL                 $ 3,653,821   $ 6,590,266     5.41 %  $ 2,249,429
DIRECT LOANS/STRUCTURED
  FINANCE
Brigade Leveraged
  Capital Structures
  Fund, L.P.                   5,000,000     5,395,817     4.43        395,818     7/1/2009   Quarterly
CPIM Structured Credit
  Fund, L.P. (c)               3,905,963       859,076     0.71       (170,364)   11/1/2005      N/A
Marathon Structured
  Finance Fund, L.P.(d)        3,985,373     3,850,447     3.16       (838,924)    4/1/2005      N/A
                             -----------   -----------    -----    -----------
  DIRECT LOANS/STRUCTURED
  FINANCE SUBTOTAL           $12,891,336   $10,105,340     8.30 %  $  (613,470)
DISTRESSED CREDIT
Claren Road Credit
  Partners, L.P.               5,352,943     7,798,381     6.40      1,960,752     1/1/2007   Quarterly
Claren Road Credit
  Partners, L.P.,
  (L Interest Payable)           573,746       384,324     0.32       (189,421)    1/1/2007      N/A
Claren Road Credit
  Partners, L.P.,
  (L Interest)                 1,549,866       719,166     0.59        487,808     1/1/2007      N/A
Harbinger Capital
  Partners Fund I,
  L.P. (e)                     1,526,105     2,015,559     1.66        666,010     9/1/2007   Quarterly
Harbinger Capital
  Partners Fund I,
  L.P., Class L (d)               49,721        52,134     0.04          2,129     9/1/2007      N/A
Harbinger Class PE
  Holdings (US)
  Trust (d)                      908,410       882,731     0.72        (33,939)    9/1/2007      N/A
                             -----------   -----------    -----    -----------
  DISTRESSED CREDIT
    SUBTOTAL                 $ 9,960,791   $11,852,295     9.73 %  $ 2,893,339
LONG/SHORT EQUITY
Bay Pond Partners, L.P.        5,000,000     7,649,314     6.28      3,096,775     7/1/2007  Semi-Annually
Cobalt Partners, L.P.          7,000,000     7,591,670     6.23        762,311     7/1/2007  Semi-Annually
D. Jabro Partners, L.P.        4,230,048     5,878,096     4.83        384,191     1/1/2006    Annually
Dundonald Fund I, L.P.         6,146,612     6,874,624     5.65       (327,978)    4/1/2007   Quarterly
Eminence Partners, L.P.        4,149,544     5,531,695     4.54        426,937     1/1/2005   Quarterly
                             -----------   -----------    -----    -----------
  LONG/SHORT EQUITY
    SUBTOTAL                 $26,526,204   $33,525,399    27.53 %  $ 4,342,236
MULTI-STRATEGY
D.E. Shaw Oculus Fund,
  L.L.C. (e)                   1,146,994     2,314,171     1.90        367,451    11/1/2004   Quarterly
Davidson Kempner Partners,
  L.P. (d)                       335,618       276,877     0.23         15,839     1/1/2006      N/A
Davidson Kempner Partners,
  L.P.                         5,825,094     7,258,675     5.96        965,156     1/1/2006  Semi-Annually
OZ Domestic Partners,
  L.P.                         5,928,396     8,272,317     6.80      1,834,336     5/1/2005    Annually
OZ Domestic Partners,
  L.P. (d)                     1,933,207     2,536,039     2.08       (151,449)    5/1/2005      N/A
                             -----------   -----------    -----    -----------
  MULTI-STRATEGY SUBTOTAL    $15,169,309   $20,658,079    16.97 %  $ 3,031,333
SPECIAL SITUATIONS
Amber Fund, L.P. (c)             605,070       792,968     0.65        436,724     2/1/2006      N/A
Brookdale International
  Partners, L.P.               4,098,474     7,560,273     6.21      1,994,161     8/1/2005   Quarterly
Seneca Capital, L.P. (d)         479,251        31,564     0.03        (84,324)   10/1/2004      N/A
Seneca Capital, L.P. (d)         456,280        82,987     0.07        (37,964)   10/1/2004      N/A
Seneca Capital, L.P. (c)       1,116,938     1,062,089     0.87        (69,100)   10/1/2004      N/A
                             -----------   -----------    -----    -----------
  SPECIAL SITUATIONS
    SUBTOTAL                 $ 6,756,013   $ 9,529,881     7.83 %  $ 2,239,497

OTHER SECURITIES
Other Securities                  24,436        44,728     0.04         38,101
Redeemed Investment
  Funds (f)                           --            --       --        847,409
                             -----------   -----------    -----    -----------
TOTAL                        $74,981,910   $92,305,988    75.81 %  $15,027,874
                             ===========   ===========    =====    ===========

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(d) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e) In accordance with its offering materials, the Investment Fund has limited the amount of redemption requests paid to the Fund.
(f) Realized gain/(loss) from redeemed Investment Funds includes both gain/(loss) recognized from the sale of investments plus any gain/(loss) recognized from adjustments to hold-back amounts from prior year sales of investments received in the current year.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments.


                                            ASSETS TABLE
---------------------------------------------------------------------------------------------------
                                                                          LEVEL 2         LEVEL 3
                                       TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                        VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                            09/30/2009      QUOTED PRICES      INPUTS          INPUTS
---------------------------------------------------------------------------------------------------
Convertible Arbitrage                 $ 6,590,266        $    --           $ --        $ 6,590,266
Direct Loans/Structured Finance        10,105,340             --             --         10,105,340
Distressed Credit                      11,852,295             --             --         11,852,295
Long/Short Equity                      33,525,399             --             --         33,525,399
Multi-Strategy                         20,658,079             --             --         20,658,079
Special Situations                      9,529,881             --             --          9,529,881
Other Securities                           44,728         44,728             --                 --
TOTAL ASSETS                          $92,305,988        $44,728           $ --        $92,261,260
                                      -------------------------------------------------------------


The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


--------------------------------------------------------------------------------------------------------------------------------
                                                                    Change in                         Transfers
                      Balance as of    Accrued                      unrealized                        in and/or    Balance as of
                       December 31,   discounts  Realized gain/   appreciation/     Net purchases/      out of     September 30,
DESCRIPTION                2008       /premiums      (loss)       depreciation         (sales)         Level 3          2009
--------------------------------------------------------------------------------------------------------------------------------
Investments in
Investment
Strategies
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
     CONVERTIBLE
     ARBITRAGE           5,340,837       --           394,865        1,854,564        (1,000,000)         --          6,590,266
--------------------------------------------------------------------------------------------------------------------------------
     DIRECT LOANS/
     STRUCTURED
     FINANCE             7,091,525       --        (1,301,773)       1,622,481         2,693,107          --         10,105,340
--------------------------------------------------------------------------------------------------------------------------------
     DISTRESSED
     CREDIT              5,948,220       --            49,989        2,847,352         3,006,734          --         11,852,295
--------------------------------------------------------------------------------------------------------------------------------
     LONG/SHORT
     EQUITY             29,183,162       --           (50,000)       4,342,237            50,000          --         33,525,399
--------------------------------------------------------------------------------------------------------------------------------
     MULTI-STRATEGY     21,371,345       --         1,778,710        1,264,551        (3,756,527)         --         20,658,079
--------------------------------------------------------------------------------------------------------------------------------
     SPECIAL
     SITUATIONS         14,308,833       --         2,014,214          172,583        (6,965,749)         --          9,529,881
--------------------------------------------------------------------------------------------------------------------------------
     TOTAL              83,243,922       --         2,886,005       12,103,768        (5,972,435)         --         92,261,260
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is $12,103,768.

The FASB issued in September 2009 Accounting Standards Update No. 2009-12, "Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)". The provisions contained within Accounting Standards Update 2009-12 are effective for interim and annual periods ending after December 15, 2009. At this time, management is evaluating the implications of Accounting Standards Update 2009-12 and its impact on future financial statements and accompanying notes has not yet been determined.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Multi-Strat Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.